Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (17,315)	$ 4,711	$ (640)	$ (37,713)
Adjustments to reconcile net income (loss) to cash flows used in operations
Depreciation	44	54	101	122
Amortization of right-of-use assets	265		653
Amortization of acquired intangible assets	209	209	418	418
Change in fair value of investment, related party	4,424		(1,747)
Change in fair value of contingent consideration	(100)	(1,900)	(3,800)	(1,402)
Change in fair value of warrant liabilities	(1,403)	(14,082)	(19,017)	12,801
Warrant inducement expense			2,629
Stock-based compensation	610	1,068	1,852	129
Provision for inventory obsolescence		100	100	33
Provision for doubtful accounts	64	133	106	44
Non-cash interest expense	190	179	358	358
Changes in operating assets and liabilities:
Accounts receivable	1,491	1,650	(70)	(612)
Other receivables, related party	2,397	5,602	4,990	(11,387)
Prepaid expenses and other assets	(302)	3,698	4,154	(3,809)
Inventories	(7,617)	(4,449)	(2,810)	2,592
Accounts payable and related party payables	3,380	1,280	912	(773)
Operating lease liabilities	(255)		(781)
Accrued expenses and other liabilities	(107)	(240)	(3,607)	12,484
Cash flows used in operating activities	(14,025)	(1,987)	(16,199)	(26,715)
Cash flows from investing activities
Sales of equity investment, related party	178
Purchases of investment, related party			(5,118)
Purchases of property and equipment	(14)	(36)	(38)	(11)
Cash flows provided by (used) in investing activities	164	(36)	(5,156)	(11)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants upon initial public offering, net of issuance costs				14,943
Proceeds from line of credit	5,700
Proceeds from issuance of common stock and warrants in private placement, net of issuance costs		9,391	9,391	14,995
Proceeds from exercise of warrants			4,630	13,253
Repayment of line of credit	(4,594)
Cash flows provided by financing activities	1,106	9,391	14,021	43,191
Net increase (decrease) in cash and cash equivalents	(12,755)	7,368	(7,334)	16,465
Cash, cash equivalents and restricted cash, at the beginning of the period	17,408	24,742	24,742	8,277
Cash, cash equivalents and restricted cash, at the end of the period	4,653	32,110	17,408	24,742
Supplemental disclosure of cash flow information
Interest paid		4	1	2
Income taxes paid, net		$ 30	32	56
Supplemental non-cash investing and financing activities
Conversion of warrant liability to equity in connection with exercise of warrants			6,840	12,208
Issuance of common shares in exchange for investment, related party			3,683
Addition of right-of-use assets in exchange for operating lease liabilities			234
Issuance costs included in accrued expenses and other liabilities				44
Non-cash purchase of fixed assets				$ 8